Financial Risk Management	12 Months Ended
Dec. 31, 2018
Financial Risk Management [Abstract]
Financial Risk Management

Note 18 - Financial Risk Management

A.	General

The Group is exposed to the following risks, arising from the use of financial instruments:

- Credit risk

- Liquidity risk

- Market risk (which includes currency, interest, inflation and other price risks)

This note provides information about the Group's exposure to each of the above risks, an explanation as to how the risks are managed, and the measurement processes.

B.	Framework for risk management

The Company's Board of Directors has overall responsibility for the Company's risk management. Bezeq's Board of Directors has responsibility for the Bezeq Group's risk management. The purpose of risk management in the Group is to define and monitor those risks constantly, and to minimize their possible effects arising from the exposure on the basis of assessments and expectations for parameters that affect the risks. The Company's policy is to hedge, in part and where required according to policies determined by the board, exposure from fluctuations in foreign currencies rates and the Israeli CPI rates. Bezeq's policy is to hedge, in part and where required according to policies determined by the board, exposure to fluctuations in foreign currencies and the Israeli CPI.

C.	Credit risk

The Company's management monitors the Company's exposure to credit risks on a regular basis. Bezeq's management monitors the Bezeq Group's exposure to credit risks on a regular basis. Cash and investments in deposits and securities are deposited in highly-rated banks.

Trade and other receivables

Bezeq's management regularly monitors customer debts, and the financial statements include provisions for doubtful debts which properly reflect, in the management's estimation, the loss inherent in doubtful debts. In addition, the balances of trade receivables are widely spread.

Investments in financial assets

The Company's investment policy, which was approved by its Audit Committee, and established by the Company's Board of Directors, seeks to preserve principal and maintain adequate liquidity while maximizing the income received from investments without significantly increasing the risk of loss. According to the Company's investment policy during 2018, a minimum of 75% of the funds were invested in investment-grade securities. Since January 2019 the Company increased the minimum percentage that must be invested in investment-grade securities to 95%. The Company's marketable securities consist of investment grade securities, corporate debt securities and equity investments (stocks). The Company's investment policy imposes limitations on invested amounts by investment ratings, duration, exposure to a single issuer, exposure to a group of issuers with the same ownership, industries, geographic spread and currency exposure, thereby reducing credit risk concentrations. Transactions involving derivatives are made with entities that have high credit ratings.

Any investments made by Bezeq in securities are made in securities which are liquid, marketable and have low risk. Transactions involving derivatives are made with entities that have high credit ratings.

As of the reporting date there is no significant concentration of credit risk.

D.	Liquidity risk

The Group's liquidity management policy is to ensure, to the extent possible, adequate liquidity to meet its existing and expected liabilities when they due, in a normal business scenario and under stress conditions, without causing undesirable losses or impairment of goodwill. The cash balances held by the Group, which are not required to finance current operations, are in liquid investment channels and are available for use as required. The Group assesses the existing and expected cash requirements in the foreseeable future, also in the scenario of an unexpected deterioration in its business. These forecasts take into account, among other things, raising and refinancing of debt from banking and non-banking sources. For information about the terms of the debentures issued by Group companies and the loans received, see Note 15 above.

E.	Market risks

The purpose of market risk management is to manage and oversee the exposure to market risks within accepted parameters to prevent significant exposures to market risks that will influence the Group's results, liabilities and cash flows.

During the normal course of its business, the Group enters into full or partial hedging actions. The Group takes into account the effects of the exposure in its considerations for determining the type of loans it takes and in the management of its investment portfolio.

Israeli CPI risk

Changes in the rate of Israeli inflation affect the Group's profitability and its future cash flows, mainly due to its Israeli CPI-linked liabilities. In applying a policy of minimizing the exposure the Company has invested in bonds that are linked to the Israeli CPI in order to partially hedge the exposure to changes in the Israeli CPI. In addition, the Group enters into forward transactions against the Israeli CPI. The duration of the forward transactions is the same as or shorter than the duration of the hedged exposures. Bezeq applies hedge accounting with regards to its forward CPI hedge transactions.

A considerable portion of Bezeq's cash balances are invested in deposits, monetary funds or ETF's which are exposed to changes in their real value as a result of changes in the Israeli CPI.

Foreign currency risk

Bezeq is exposed to foreign currency risks mainly due to payments for purchases of terminal equipment and property, plant and equipment which are in or linked to the US$ or the Euro. In addition, the Group provides services for customers and receives services from suppliers worldwide for which it is paid and it pays in foreign currency, mainly US$.